SHARE-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
11.	SHARE-BASED COMPENSATION
i)	2007 Stock Option Plan

The Company maintains the 2007 Stock Option Plan (“2007 Option Plan”). In June 2015, the 2007 Option Plan was amended from a fixed option plan to a rolling share option plan pursuant to which the Company is authorized to grant options of up to 20% of its issued and outstanding Common Shares. Share options granted vest at various rates and have a term not exceeding ten years. As of June 30, 2022 and December 31, 2021, the Company had 185,144 and 281,798 options, respectively, available for grant under the 2007 Option Plan.

The following table summarizes the activity of the share options under the 2007 Option Plan for the six months ended June 30, 2022. All amounts are denominated in C$, except year and share amounts:

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Aggregate
	Share	Price Per	Contractual	Intrinsic
	Options	Share	Term (years)	Value
Outstanding as of December 31, 2021	738,037	$8.40	5.1	$2,231,293

Granted	151,666	7.20	—	—
Forfeited	(55,013)	18.59	—	—
Outstanding as of June 30, 2022	834,691	7.64	5.7	471,532
Vested and exercisable as of June 30, 2022	629,886	$7.25	4.5	$597,539

The aggregate intrinsic value of options outstanding and vested and exercisable is calculated as the difference between the exercise price of the underlying options, and the fair value of the Company’s Common Shares.

During the six months ended June 30, 2022 and 2021, the Company granted share options with a grant date fair value C$964,305 and C$328,148 respectively. During the six months ended June 30, 2022 there were no options exercised.

The fair value of the share options granted was estimated using Black Scholes with the following assumptions:

	Six Months Ended
	June 30,
	2022		2021
Weighted average fair value of Common Shares	C$	6.35	C$	14.40
Expected volatility		98.8%		90.0%
Risk-free interest rate		2.59%		0.71%
Expected dividend yield		0%		0%
Expected term (years)		6.0		2.8

Expected volatility is based on historical volatility of our shares over the expected life of the option, as our options are not readily tradable.

j)	DSU Plan

The Company has a deferred share unit plan (“DSU Plan”) for senior officers. Under the DSU Plan, rights to the Company’s Common Shares may be awarded on a deferred payment basis up to a maximum of 16,666 Common Share units. Each Common Share unit will fully vest upon cessation of employment with the Company and then can be redeemed for one Common Share of the Company by the unitholder. The Company has 1,061 units outstanding as of June 30, 2022.

Share-based Payment Expense

The following table summarizes total share-based compensation included in the Company’s accompanying unaudited condensed consolidated statements of operations and comprehensive loss:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2022	2021	2022	2021
Research and development	$38,473	$73,865	$100,579	$105,178
General and administrative	78,470	52,399	139,698	102,673
Total share-based compensation expense	$116,943	$126,264	$240,277	$207,851

As of June 30, 2022, there was C$1,387,704 of unrecognized share-based compensation related to options outstanding, which were expected to be recognized over weighted-average remaining service period of 3.2 years.

13.	SHARE-BASED COMPENSATION

2007 Stock Option Plan

The Company maintains the 2007 Stock Option Plan (“2007 Option Plan”). In June 2015, the 2007 Option Plan was amended from a fixed option plan to a rolling share option plan pursuant to which the Company is authorized to grant options of up to 20% of its issued and outstanding common shares. Share options granted vest at various rates and have a term not exceeding ten years. As of December 31, 2021 and 2020, the Company had 280,375 and 173,119 options, respectively, available for grant under the 2007 Option Plan.

The following table summarizes the activity of the share options under the 2007 Option Plan for the years ended December 31, 2021 and 2020. All amounts are denominated in C$, except year and share amounts:

			Weighted
		Weighted	Average
	Number	Average	Remaining
	of	Exercise	Contractual	Aggregate
	Share	Price Per	Term	Intrinsic
	Options	Share	(years)	Value
Outstanding as of January 1, 2020	638,729	$7.80	5.7	$2,855,797
Granted	9,166	11.40
Forfeited	(1,700)	16.80
Outstanding as of December 31, 2020	646,195	7.80	4.8	$1,155,145
Granted	197,291	12.00
Forfeited	(104,166)	14.40
Expired	(1,283)	18.00
Outstanding as of December 31, 2021	738,037	8.40	5.1	$2,231,293
Vested and exercisable as of December 31, 2021	642,238	$7.80	4.4	$2,220,043

The aggregate intrinsic value of options outstanding, exercisable, and vested and exercisable is calculated as the difference between the exercise price of the underlying options, and the fair value of the Company’s common shares.

During the years ended December 31, 2021 and 2020, the Company granted share options with a grant date fair value of C$1,225,433 and C$78,347, respectively. During the years ended December 31, 2021 and 2020, there were no options exercised.

The fair value of the share options granted was estimated using Black Scholes with the following assumptions:

	Year Ended
	December 31,
	2021		2020
Weighted average fair value of common shares	C$	6.00	C$	8.40
Expected volatility		92%		105.0%
Risk-free interest rate		0.95%		0.90%
Expected dividend yield		—%		—%
Expected term (years)		4.5		5.5

Expected volatility is based on historical volatility of our shares over the expected life of the option, as our options are not readily tradable.

DSU Plan

The Company has a deferred share unit plan (“DSU Plan”) for senior officers. Under the DSU Plan, rights to the Company’s common shares may be awarded on a deferred payment basis up to a maximum of 16,666 common share units. Each common share unit will fully vest upon cessation of employment with the Company and then can be redeemed for one common share of the Company by the unitholder. The Company has 1,061 units outstanding as of December 31, 2021.

Share-based Payment Expense

The following table summarizes total share-based compensation included in the Company’s accompanying consolidated statements of operations and comprehensive loss:

	Year Ended
	December 31,
	2021	2020
Research and development	$144,905	$267,525
General and administrative	370,724	86,877
Total share-based compensation	$515,629	$354,402

As of December 31, 2021, there was $572,959 of unrecognized share-based compensation related to options outstanding, which were expected to be recognized over weighted-average remaining service period of 2.7 years.